Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash Provided BY (USED FOR): OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ (96,511)	$ (833,727)	$ 104,720	$ (1,158,466)
Loss for the period from Discontinued Operations	0	24,645	0	47,458
Non-Cash Items
Accretion Expenses	56,440	37,354	68,428	95,094
Change in Fair Value of Derivative Instruments	(67,459)	626,933	(417,955)	684,042
Unrealized Foreign Exchange (Gain)	(1,258)	(2,439)	(1,719)	9,722
Accrued Interest on Promissory Notes	9,761	8,292	18,259	13,686
Changes in Non-Cash Working Capital Accounts
GST Receivable	10,077	(2,450)	(7,341)	(10,054)
Accounts payable and Accrued Liabilities	9,087	52,056	22,346	63,553
Net Cash used in Continuing Operations	(79,863)	(89,067)	(243,272)	(253,665)
INVESTING ACTIVITY
Net Cash used in Investments in Discontinued Operations	0	30,610	0	53,295
Cash flows provided by (used for) investing activities	0	30,610	0	53,330
FINANCING ACTIVITIES
Proceeds on issuance of Class B Shares	0	100	0	100
Advances from Minority Interest	0	0	0	35
Net Proceeds on Issuance of Promissory Notes	79,739	178,729	251,360	258,223
Cash flows provided by (used for) financing activities	79,739	178,829	251,360	258,358
(DECREASE) IN CASH	(124)	59,152	8,088	(48,637)
Cash, Beginning of the Period	8,688	5,367	476	113,156
CASH, End of the year	$ 8,564	$ 64,519	$ 8,564	$ 64,519